BUSINESS COMBINATIONS (Details) (Palmetto South, USD $)	12 Months Ended
	Dec. 31, 2012	Jul. 31, 2011
Palmetto South
BUSINESS COMBINATIONS
Earn out period over which acquisition price payable	3 years
Contingent consideration based upon annual net income, low end of range	$ 0
Contingent consideration based upon annual net income, high end of range	1,200,000
Contingent liability	600,000
Purchase price of operating assets		$ 22,000